Related Party Transactions - Additional Information (Details) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2017	Dec. 31, 2018
Quan Venture Fund I, L.P.
Related Party Transaction [Line Items]
Cash consideration for investment disposed	$ 500,000
Gain/loss recognized upon disposal	$ 0
Research and development | Qiagen (Suzhou) Translational Medicine Co., Ltd.
Related Party Transaction [Line Items]
Transactions between its related party		$ 125,679